Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	2,589,486	2,589,486	$ 2,589,486
Foreign currency translation reserve	16,807,559	2,423,316
Share-based payment reserve	4,471,605	5,934,705	4,577,520
Ending balance	42,984,855	30,063,712
Movement in options issued reserve were as follows:
Opening balance	19,116,205
Ending balance		19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	2,589,486
Transfer to accumulated losses on conversion of Convertible Notes	0	0
Transfer to contributed equity on conversion of Convertible Notes	0	0
Ending balance	2,589,486	2,589,486	2,589,486
Movement in foreign currency translation reserve were as follows:
Opening balance	2,423,316	3,844,507
Currency translation differences arising during the year	14,384,243	(1,421,191)
Ending balance	16,807,559	2,423,316	3,844,507
Movement in share-based payment reserve were as follows:
Opening balance	5,934,705	4,577,520
Option and Performance rights expensed during the year	1,163,543	1,796,286
Exercise of vested performance rights transferred to contributed equity	(2,626,643)	(439,101)
Ending balance	4,471,605	5,934,705	4,577,520
Movement in accumulated losses were as follows:
Opening balance	(382,647,157)	(339,930,532)
Net loss for the year	(61,434,165)	(42,716,625)	(39,896,348)
Conversion of Convertible Notes	0	0
Ending balance	$ (444,081,322)	$ (382,647,157)	$ (339,930,532)